Operating expenses	6 Months Ended
Jun. 30, 2022
Operating expenses

5.	Operating expenses

The unaudited consolidated income statement line items cost of goods and services, research and development expenses, marketing and distribution expenses as well as general and administrative expenses include the following items by nature of cost:

Schedule of operating expenses

	Six months ended June 30,
€ in thousand	2022	2021
Cost of services and change in inventory	(102,476)	(2,940)
Consulting and other purchased services[2]	(87,171)	(76,213)
Employee benefit expense other than share-based compensation[3]	(23,089)	(35,955)
Share-based compensation expense	5,480	(3,653)
Depreciation and amortization and impairment	(14,440)	(6,101)
Building and energy costs	(7,050)	(5,286)
Supply, office and IT-costs	(6,134)	(3,308)
Raw materials and consumables used	(5,536)	(5,371)
Advertising costs	(2,740)	(1,318)
License fees and royalties	(1,650)	(2,490)
Travel and transportation costs	(849)	(126)
Warehousing and distribution costs	(686)	(745)
Other expenses	(889)	(554)
Operating expenses	(247,230)	(144,062)

[2]	In the six months ended June 30, 2022, the position “employee benefit other than share-bases compensations” includes an income of €19.5 million, which resulted from release of the employer contribution provision which was accounted for as of December 31, 2021 for the payable at the exercise of the IFRS 2 programs (for the six months ended June 30, 2021: expense €5.0 million). This provision was calculated using the share price of Valneva as of the balance sheet date.

In the six months ended June 30, 2022, Cost of services and change in inventory included effects from the significant changes to the ordered volumes and the expected future demand for VLA2001, in particular a write-down of inventory of €83.5 million as well as a €26.9 million provision related to expected settlement costs in connection with judicial or contractual claims and €14.1 million of write-downs of advanced payments. Refer to note 13 for more details. Consulting and other purchased services included €71.1 million (June 30, 2021: €33.4 million) in expenses related research and development as well as external manufacturing costs for VLA2001. Depreciation and amortization and impairment included €3.3 million of impairment (refer to note 11.1 for more details).